Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
NET SALES	$ 803,552	$ 639,142	$ 945,921
Net sales | Customers accounted for 10% or more | Micron
Revenue, Major Customer [Line Items]
NET SALES	$ 151,780	$ 144,011	$ 235,934
Major customers, percentage of net sales	19.00%	22.00%	25.00%
Net sales | Customers accounted for 10% or more | Kioxia
Revenue, Major Customer [Line Items]
NET SALES	$ 119,727
Major customers, percentage of net sales	15.00%
Net sales | Customers accounted for 10% or more | SK Hynix
Revenue, Major Customer [Line Items]
NET SALES		$ 75,836	$ 191,873
Major customers, percentage of net sales		12.00%	20.00%
Net sales | Customers accounted for 10% or more | PHISEMI
Revenue, Major Customer [Line Items]
NET SALES	$ 107,407
Major customers, percentage of net sales	13.00%
Net sales | Customers accounted for 10% or more | AFASTOR
Revenue, Major Customer [Line Items]
NET SALES	$ 82,678	$ 70,046
Major customers, percentage of net sales	10.00%	11.00%